Fair value measurement	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Fair value measurement
Note 3. Fair value measurement
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2024	Financial assets
Apr. 30	Cash and deposits with banks	$49,143	$–	$–	$–	$49,143	$49,143	$–
	Securities	69,136	96,832	–	69,562	235,530	233,947	(1,583)
	Cash collateral on securities borrowed	13,755	–	–	–	13,755	13,755	–
	Securities purchased under resale agreements	70,898	15,144	–	–	86,042	86,042	–
	Loans
	Residential mortgages	274,042	3	–	–	274,045	270,486	(3,559)
	Personal	44,955	–	–	–	44,955	44,903	(52)
	Credit card	18,816	–	–	–	18,816	18,861	45
	Business and government	199,304	526	121	–	199,951	199,681	(270)
	Derivative instruments	–	31,410	–	–	31,410	31,410	–
	Customers’ liability under acceptances	6,130	–	–	–	6,130	6,130	–
	Other assets	20,097	207	–	–	20,304	20,304	–
	Financial liabilities
	Deposits
	Personal	$232,147	$–	$16,249	$–	$248,396	$248,429	$33
	Business and government	387,435	–	21,128	–	408,563	409,452	889
	Bank	25,848	–	–	–	25,848	25,848	–
	Secured borrowings	47,861	–	1,284	–	49,145	49,269	124
	Derivative instruments	–	38,812	–	–	38,812	38,812	–
	Acceptances	6,139	–	–	–	6,139	6,139	–
	Obligations related to securities sold short	–	23,449	–	–	23,449	23,449	–
	Cash collateral on securities lent	8,629	–	–	–	8,629	8,629	–
	Obligations related to securities sold under repurchase agreements	96,189	–	4,820	–	101,009	101,009	–
	Other liabilities	20,055	167	27	–	20,249	20,249	–
	Subordinated indebtedness	7,795	–	–	–	7,795	8,030	235
2023	Financial assets
Oct. 31	Cash and deposits with banks	$55,718	$–	$–	$–	$55,718	$55,718	$–
	Securities	67,294	82,723	–	61,331	211,348	209,326	(2,022)
	Cash collateral on securities borrowed	14,651	–	–	–	14,651	14,651	–
	Securities purchased under resale agreements	66,797	13,387	–	–	80,184	80,184	–
	Loans
	Residential mortgages	273,785	3	–	–	273,788	268,403	(5,385)
	Personal	44,570	–	–	–	44,570	44,454	(116)
	Credit card	17,853	–	–	–	17,853	17,909	56
	Business and government	192,856	126	144	–	193,126	192,727	(399)
	Derivative instruments	–	33,243	–	–	33,243	33,243	–
	Customers’ liability under acceptances	10,816	–	–	–	10,816	10,816	–
	Other assets	18,651	–	–	–	18,651	18,651	–
	Financial liabilities
	Deposits
	Personal	$225,183	$–	$13,852	$–	$239,035	$238,725	$(310)
	Business and government	392,021	–	20,540	–	412,561	412,983	422
	Bank	22,296	–	–	–	22,296	22,296	–
	Secured borrowings	48,098	–	1,386	–	49,484	49,353	(131)
	Derivative instruments	–	41,290	–	–	41,290	41,290	–
	Acceptances	10,820	–	–	–	10,820	10,820	–
	Obligations related to securities sold short	–	18,666	–	–	18,666	18,666	–
	Cash collateral on securities lent	8,081	–	–	–	8,081	8,081	–
	Obligations related to securities sold under repurchase agreements	82,403	–	4,715	–	87,118	87,118	–
	Other liabilities	18,459	119	16	–	18,594	18,594	–
	Subordinated indebtedness	6,483	–	–	–	6,483	6,561	78

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2024 Apr. 30	2023 Oct. 31	2024 Apr. 30	2023 Oct. 31	2024 Apr. 30	2023 Oct. 31	2024 Apr. 30	2023 Oct. 31
Financial assets
Debt securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	$4,132	$4,194	$25,920	$25,128	$–	$–	$30,052	$29,322
Corporate debt	–	–	4,330	4,455	–	–	4,330	4,455
Mortgage- and asset-backed	–	–	4,415	3,056	101	151	4,516	3,207
	4,132	4,194	34,665	32,639	101	151	38,898	36,984
Loans mandatorily measured at FVTPL
Business and government	–	–	526	126	121 (1)	144 (1)	647	270
Residential mortgages	–	–	3	3	–	–	3	3
	–	–	529	129	121	144	650	273
Debt securities measured at FVOCI
Government issued or guaranteed	3,382	3,468	53,603	48,717	–	–	56,985	52,185
Corporate debt	–	–	7,971	6,658	–	–	7,971	6,658
Mortgage- and asset-backed	–	–	3,992	1,916	–	–	3,992	1,916
	3,382	3,468	65,566	57,291	–	–	68,948	60,759
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	57,092	44,852	848	872	608	587	58,548	46,311
Securities purchased under resale agreements measured at FVTPL	–	–	15,144	13,387 (2)	–	–	15,144	13,387
Other assets	–	–	207	–	–	–	207	–
Derivative instruments
Interest rate	1	1	7,666	9,385	36	21	7,703	9,407
Foreign exchange	–	–	13,486	15,509	–	–	13,486	15,509
Credit	–	–	1	18	46	46	47	64
Equity	3,524	2,331	3,634	2,900	5	4	7,163	5,235
Precious metal and other commodity	18	15	2,993	3,013	–	–	3,011	3,028
	3,543	2,347	27,780	30,825	87	71	31,410	33,243
Total financial assets	$68,149	$54,861	$144,739	$135,143	$917	$953	$213,805	$190,957
Financial liabilities
Deposits and other liabilities (3)	$–	$–	$(38,475)	$(35,671)	$(380)	$(242)	$(38,855)	$(35,913)
Obligations related to securities sold short	(12,849)	(6,265)	(10,600)	(12,401)	–	–	(23,449)	(18,666)
Obligations related to securities sold under repurchase agreements	–	–	(4,820)	(4,715)	–	–	(4,820)	(4,715)
Derivative instruments
Interest rate	–	(1)	(11,453)	(13,781)	(1,222)	(1,817)	(12,675)	(15,599)
Foreign exchange	–	–	(15,452)	(17,677)	(13)	–	(15,465)	(17,677)
Credit	–	–	(5)	(11)	(51)	(52)	(56)	(63)
Equity	(2,899)	(2,406)	(4,262)	(3,498)	(4)	(5)	(7,165)	(5,909)
Precious metal and other commodity	(61)	(68)	(3,390)	(1,974)	–	–	(3,451)	(2,042)
	(2,960)	(2,475)	(34,562)	(36,941)	(1,290)	(1,874)	(38,812)	(41,290)
Total financial liabilities	$(15,809)	$(8,740)	$(88,457)	$(89,728)	$(1,670)	$(2,116)	$(105,936)	$(100,584)
(1)	Includes $121 million related to loans designated at FVTPL (October 31, 2023: $144 million).
(2)	Restated from amounts previously presented.
(3)
Comprises deposits designated at FVTPL of $38,335 million (October 31, 2023: $35,639 million), net bifurcated embedded derivative liabilities of $326 million (October 31, 2023: $139 million), other liabilities designated at FVTPL of $27 million (October 31, 2023: $16 million), and other financial
liabilities measured at fair value of $167 million (October 31, 2023: $119 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the quarter ended April 30, 2024, we transferred $1,597 million of securities mandatorily measured at FVTPL from Level 1 to Level 2 and $759 million from Level 2 to Level 1, and $1,775 million of securities sold short from Level 1 to Level 2 and $2,535 million from Level 2 to Level 1, due to changes in observability in the inputs used to value these securities (for the quarter ended January 31, 2024, $394 million of securities mandatorily measured at FVTPL were transferred from Level 1 to Level 2 and nil from Level 2 to Level 1, and $1,002 million of securities sold short from Level 1 to Level 2 and $551 million from Level 2 to Level 1; for the quarter ended April 30, 2023, $2,166 million of securities mandatorily measured at FVTPL were transferred from Level 1 to Level 2 and $372 million from Level 2 to Level 1, $954 million of securities sold short from Level 1 to Level 2 and $22 million from Level 2 to Level 1). In addition, transfers between Level 2 and Level 3 were made during the quarters ended April 30, 2024, January 31, 2024, and April 30, 2023, primarily due to changes in the assessment of the observability of certain correlation and market volatility and probability inputs that were used in measuring the fair value of our FVO liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months ended	Opening balance	Realized (2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Apr. 30, 2024
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$–	$–	$–		$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	147	–	–		–	–	–	12	(58)	101
Loans mandatorily measured at FVTPL
Business and government	131	–	(1)		3	–	–	–	(12)	121
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	586	3	16		(11)	–	–	32	(18)	608
Derivative instruments
Interest rate	117	–	(44)		–	–	(37)	–	–	36
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	45	(2)	2		–	–	–	1	–	46
Equity	5	–	–		–	–	–	–	–	5
Total assets	$1,031	$1	$(27)		$(8)	$–	$(37)	$45	$(88)	$917
Deposits and other liabilities (5)	$(399)	$(4)	$2		$–	$(1)	$5	$(24)	$41	$(380)
Derivative instruments
Interest rate	(908)	–	(386)		–	–	52	–	20	(1,222)
Foreign exchange	(9)	–	(13)		–	–	9	–	–	(13)
Credit	(50)	–	–		–	(2)	–	–	1	(51)
Equity	(6)	–	–		–	–	2	–	–	(4)
Total liabilities	$(1,372)	$(4)	$(397)		$–	$(3)	$68	$(24)	$62	$(1,670)
Jan. 31, 2024
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$–	$–	$–		$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	151	–	(3)		–	–	–	49	(50)	147
Loans mandatorily measured at FVTPL
Business and government	144	–	3		(4)	–	–	–	(12)	131
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	587	2	(6)		(2)	–	–	30	(25)	586
Derivative instruments
Interest rate	21	–	97		–	–	(1)	–	–	117
Credit	46	(1)	–		–	–	–	–	–	45
Equity	4	–	–		–	2	(2)	2	(1)	5
Total assets	$953	$1	$91		$(6)	$2	$(3)	$81	$(88)	$1,031
Deposits and other liabilities (5)	$(242)	$9	$(114)		$–	$–	$7	$(77)	$18	$(399)
Derivative instruments
Interest rate	(1,817)	–	569		–	–	311	–	29	(908)
Foreign exchange	–	–	(9)		–	–	–	–	–	(9)
Credit	(52)	1	1		–	–	–	–	–	(50)
Equity	(5)	–	(1)		–	(1)	1	–	–	(6)
Total liabilities	$(2,116)	$10	$446		$–	$(1)	$319	$(77)	$47	$(1,372)
Apr. 30, 2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	305	–	–		–	–	–	4	(80)	229
Loans mandatorily measured at FVTPL
Business and government	374	–	2		3	–	–	(11)	(188)	180
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	478	–	26		9	–	–	142	(62)	593
Derivative instruments
Interest rate	43	–	2		–	–	–	5	–	50
Foreign exchange	–	–	24		–	–	–	–	–	24
Credit	44	(1)	2		–	–	–	–	–	45
Equity	6	–	–		–	2	–	1	(3)	6
Total assets	$1,252	$(1)	$56		$12	$2	$–	$141	$(333)	$1,129
Deposits and other liabilities (5)	$(428)	$(12)	$40		$–	$(2)	$2	$(20)	$78	$(342)
Derivative instruments
Interest rate	(753)	–	(36)		–	–	8	–	13	(768)
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	(49)	1	(2)		–	–	–	–	–	(50)
Equity	(5)	–	–		–	(1)	3	–	–	(3)
Total liabilities	$(1,235)	$(11)	$2		$–	$(3)	$13	$(20)	$91	$(1,163)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $197 million (January 31, 2024: $212 million; April 30, 2023: $76 million), net bifurcated embedded derivative liabilities of $156 million (January 31, 2024: $174 million; April 30, 2023: $245 million) and other liabilities designated at FVTPL of $27 million (January 31, 2024: $13 million; April 30, 2023: $21 million).

		Net gains (losses) included in income (1)
$ millions, for the six months ended	Opening balance	Realized (2)	Unrealized	(2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Apr. 30, 2024
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$–	$–	$–		$–	$–	$–	$–	$–	$–
Mortgage- and asset-backed	151	–	(3)		–	–	–	61	(108)	101
Loans mandatorily measured at FVTPL
Business and government	144	–	2		(1)	–	–	–	(24)	121
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	587	5	10		(13)	–	–	62	(43)	608
Derivative instruments
Interest rate	21	–	53		–	–	(38)	–	–	36
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	46	(3)	2		–	–	–	1	–	46
Equity	4	–	–		–	2	(2)	2	(1)	5
Total assets	$953	$2	$64		$(14)	$2	$(40)	$126	$(176)	$917
Deposits and other liabilities (5)	$(242)	$(9)	$(81)		$–	$(1)	$10	$(101)	$44	$(380)
Derivative instruments
Interest rate	(1,817)	–	183		–	–	363	–	49	(1,222)
Foreign exchange	–	–	(22)		–	–	9	–	–	(13)
Credit	(52)	1	1		–	(2)	–	–	1	(51)
Equity	(5)	–	(1)		–	(1)	3	–	–	(4)
Total liabilities	$(2,116)	$(8)	$80		$–	$(4)	$385	$(101)	$94	$(1,670)
Apr. 30, 2023
Debt securities mandatorily measured and designated at FVTPL
Corporate debt	$2	$–	$–		$–	$–	$–	$–	$–	$2
Mortgage- and asset-backed	207	–	–		–	–	–	106	(84)	229
Loans mandatorily measured at FVTPL
Business and government	687	–	6		(5)	–	–	(48)	(460)	180
Corporate equity mandatorily measured at FVTPL and designated at FVOCI	459	1	35		9	–	–	168	(79)	593
Derivative instruments
Interest rate	18	–	25		–	–	–	7	–	50
Foreign exchange	–	–	24		–	–	–	–	–	24
Credit	45	(1)	1		–	–	–	–	–	45
Equity	4	–	–		–	2	(2)	5	(3)	6
Total assets	$1,422	$–	$91		$4	$2	$(2)	$238	$(626)	$1,129
Deposits and other liabilities (5)	$(409)	$(17)	$(9)		$–	$(2)	$2	$(29)	$122	$(342)
Derivative instruments
Interest rate	(1,533)	–	351		–	–	386	(3)	31	(768)
Foreign exchange	–	–	–		–	–	–	–	–	–
Credit	(50)	1	(1)		–	–	–	–	–	(50)
Equity	(3)	–	(1)		–	(1)	3	(1)	–	(3)
Total liabilities	$(1,995)	$(16)	$340		$–	$(3)	$391	$(33)	$153	$(1,163)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $197 million (April 30, 2023: $76 million), net bifurcated embedded derivative liabilities of $156 million (April 30, 2023: $245 million) and other liabilities designated at FVTPL of $27 million (April 30, 2023: $21 million).

Financial instruments designated at FVTPL (FVO)
A net gain of $
7
million, net of hedges for the three months ended April 30, 2024 (a net loss of $
7
million and a net loss of $
12
million for the three months ended January 31, 2024 and April 30, 2023, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized for FVO assets and FVO liabilities. A net result of nil, net of hedges for the six months ended April 30, 2024 was recognized for FVO assets and FVO liabilities (a net loss of $
20 million for the six months ended April 30, 2023)
.
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.